Risk Management - Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications (Detail) R$ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 BRL (R$)
Disclosure of detailed information about hedged items [line items]
Exports affecting the statement of income | $	$ (1,312)	$ (684)	$ (2,240)		$ (1,424)
Nominal value of of hedging instrument at June 30, 2018						$ 66,880	R$ 257,875
Non-derivative financial instruments (debt: principal and interest) [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance			$ 58,400	R$ 193,189
Hedged transactions			Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			$ 10,168	R$ 34,205
Nature of the risk			Foreign Currency - Real vs U.S. Dollar Spot Rate	Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income			$ (3,000)	R$ (10,081)
Maturity Date			July 2018 to June 2028	July 2018 to June 2028
Principal repayments / amortization			$ (6,937)	R$ (23,149)
Carrying amount	58,631		58,631	226,068		$ 58,631	R$ 226,068
Foreign exchange variation | R$				31,904
Ending balance	$ 58,631		$ 58,631	R$ 226,068